Organization and principal activities (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended
	Sep. 06, 2011	Dec. 31, 2013 entity	Dec. 31, 2012 CNY	Nov. 21, 2012 Common shares	Dec. 31, 2011 Common shares	Nov. 21, 2012 Class A common shares	Dec. 31, 2013 Class A common shares	Dec. 31, 2012 Class A common shares	Nov. 21, 2012 ADSs USD ($)	Nov. 21, 2012 Preferred Shares	Jan. 31, 2011 Duowan BVI Common shares	Dec. 31, 2010 Duowan BVI Zhuhai Duowan Technology
Organization and principal activities
Equity interest owned (as a percent)												100.00%
Number of shares issued in exchange for each share held by all existing shareholders of Duowan BVI pursuant to a share swap agreement	1
Number of VIEs considered as primary beneficiary		2
Number of ADS issued and sold in IPO (in shares)					51,140,432	179,400,000	21,256,900	179,400,000	8,970,000		51,140,432
Number of common shares represented by each ADS						20	20
Net proceeds received from IPO, after deducting commissions and offering expenses			550,555						$ 82,055
Number of shares converted into Class B common shares				548,408,914			422,001,838			359,424,310